Dec. 24, 2014
Exceed Defined Enhancement Index Fund
Exceed Defined Enhancement Index Fund
All references to the NASDAQ Exceed Structured Enhanced Index (EXENHA) are hereby replaced with NASDAQ Defined Enhancement Index (EXENHA).